Mairs & Power Balanced Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 60.2%	Shares	Value
Communication Services - 3.4%
Alphabet, Inc. - Class C	62,078	$17,807,695
Walt Disney Co.	37,000	3,566,060
		21,373,755

Consumer Discretionary - 3.1%
Amazon.com, Inc. (a)	74,000	15,411,980
Home Depot, Inc.	14,211	4,673,856
		20,085,836

Consumer Staples - 3.3%
Casey's General Stores, Inc.	8,000	5,822,880
Hershey Co.	13,000	2,702,570
Hormel Foods Corp.	227,474	5,152,286
Procter & Gamble Co.	44,000	6,355,360
Sysco Corp.	14,546	1,037,566
		21,070,662

Financials - 9.3%
American Express Co.	12,710	3,844,521
Ameriprise Financial, Inc.	16,000	7,110,400
Fiserv, Inc. (a)	100,357	5,599,920
JPMorgan Chase & Co.	40,949	12,045,558
Travelers Cos., Inc.	27,000	7,875,360
US Bancorp	91,768	4,772,854
Visa, Inc. - Class A	48,011	14,510,845
Wells Fargo & Co.	46,967	3,739,043
		59,498,501

Health Care - 9.7%
Abbott Laboratories	121,843	12,509,621
Bio-Techne Corp.	106,876	5,585,340
Eli Lilly & Co.	10,306	9,479,150
Johnson & Johnson	25,396	6,207,798
Medtronic PLC	119,000	10,311,350
Roche Holding AG - ADR	197,000	9,792,870
UnitedHealth Group, Inc.	28,438	7,695,038
		61,581,167

Industrials - 11.4%
3M Co.	6,527	947,916
Automatic Data Processing, Inc.	34,000	6,908,120
CH Robinson Worldwide, Inc.	35,000	5,812,450
Donaldson Co., Inc.	28,569	2,424,651
Fastenal Co.	260,000	12,064,000
Graco, Inc.	122,467	10,366,832
nVent Electric PLC	53,758	6,358,496
Rockwell Automation, Inc.	20,375	7,312,180
Tennant Co.	20,750	1,377,800
Toro Co.	123,983	11,584,972
Waste Management, Inc.	32,000	7,353,280
		72,510,697

Information Technology - 11.0%
Entegris, Inc.	74,000	8,675,760
Littelfuse, Inc.	21,750	7,380,862
Microsoft Corp.	54,374	20,127,624
Motorola Solutions, Inc.	29,205	12,674,094
Palo Alto Networks, Inc. (a)	22,000	3,527,040
QUALCOMM, Inc.	15,317	1,972,523
Texas Instruments, Inc.	82,000	15,919,480
		70,277,383

Materials - 4.9%
Ecolab, Inc.	58,926	15,675,494
HB Fuller Co.	79,841	4,924,593
Sherwin-Williams Co.	34,000	10,898,700
		31,498,787

Utilities - 4.1%
WEC Energy Group, Inc.	103,000	11,924,310
Xcel Energy, Inc.	177,100	14,068,824
		25,993,134
TOTAL COMMON STOCKS (Cost $233,901,111)		383,889,922

CORPORATE BONDS - 33.8%	Par	Value
Communication Services - 0.7%
AT&T, Inc., 6.45%, 06/15/2034	1,000,000	1,060,016
Comcast Corp., 4.25%, 01/15/2033	2,000,000	1,934,717
Netflix, Inc., 5.88%, 11/15/2028	1,688,000	1,756,574
		4,751,307

Communications - 0.8%
Cox Communications, Inc., 4.80%, 02/01/2035 (b)	1,880,000	1,713,007
Discovery Communications LLC, 4.95%, 05/15/2042	570,000	365,718
Discovery Global Holdings, Inc.
4.28%, 03/15/2032	581,000	512,546
5.05%, 03/15/2042	800,000	531,568
T-Mobile USA, Inc., 5.75%, 01/15/2034	2,000,000	2,087,800
		5,210,639

Consumer Discretionary - 3.8%
American Airlines 2014-1 Class A Pass Through Trust, Series 2014-1, 3.70%, 10/01/2026	854,110	848,955
American Airlines 2015-1 Class A Pass Through Trust, Series 2015-1, 3.38%, 05/01/2027	220,450	216,905
American Airlines 2015-2 Class A Pass Through Trust, Series 2015-2, 4.00%, 09/22/2027	329,411	324,685
American Airlines 2015-2 Class AA Pass Through Trust, 3.60%, 09/22/2027	101,033	99,476
AutoNation, Inc., 3.80%, 11/15/2027	1,110,000	1,096,319
Block Financial LLC, 3.88%, 08/15/2030	1,000,000	943,551
British Airways 2018-1 Class A Pass Through Trust, Series 2018-1, 4.13%, 09/20/2031 (b)	457,557	438,249
Choice Hotels International, Inc.
3.70%, 12/01/2029	1,000,000	958,746
5.85%, 08/01/2034	750,000	757,765
eBay, Inc., 6.30%, 11/22/2032	2,000,000	2,155,871
Ford Motor Co.
6.10%, 08/19/2032	2,000,000	2,013,703
4.75%, 01/15/2043	1,000,000	756,836
Ford Motor Credit Co. LLC, 3.63%, 06/17/2031	1,750,000	1,577,976
General Motors Co.
4.20%, 10/01/2027	1,000,000	994,634
5.15%, 04/01/2038	1,000,000	939,464
General Motors Financial Co., Inc., 5.75%, 02/08/2031	500,000	516,398
Lear Corp., 3.80%, 09/15/2027	2,245,000	2,223,366
Lowe's Cos., Inc., 4.65%, 04/15/2042	880,000	782,231
McDonald's Corp., 3.70%, 02/15/2042	1,000,000	806,871
Mohawk Industries, Inc., 3.63%, 05/15/2030	1,000,000	958,869
Stellantis Financial Services US Corp., 4.95%, 09/15/2028 (b)	2,000,000	1,989,247
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.00%, 04/11/2026	367,145	367,763
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	290,922	289,895
Whirlpool Corp.
5.75%, 03/01/2034	1,000,000	892,218
5.15%, 03/01/2043	1,100,000	825,673
Wildlife Conservation Society, 3.41%, 08/01/2050	1,000,000	637,673
		24,413,339

Consumer Staples - 1.0%
Land O' Lakes Capital Trust I, 7.45%, 03/15/2028 (b)	1,949,000	2,003,291
Land O' Lakes, Inc.
7.25%, Perpetual (b)	2,500,000	2,293,750
7.00%, Perpetual (b)	2,500,000	2,212,500
		6,509,541

Energy - 1.3%
Kinder Morgan Energy Partners LP
5.80%, 03/15/2035	1,200,000	1,245,464
6.95%, 01/15/2038	1,000,000	1,117,820
MPLX LP, 4.50%, 04/15/2038	2,000,000	1,799,093
Murphy Oil Corp., 5.88%, 12/01/2042 (c)	500,000	425,861
Northern Natural Gas Co., 4.10%, 09/15/2042 (b)	1,021,000	822,949
ONEOK Partners LP, 6.20%, 09/15/2043	1,203,000	1,202,326
ONEOK, Inc., 6.00%, 06/15/2035	1,000,000	1,039,701
Sabal Trail Transmission LLC, 4.68%, 05/01/2038 (b)	1,000,000	936,985
		8,590,199

Financials - 11.3%
Affiliated Managers Group, Inc., 5.50%, 02/15/2036	1,000,000	986,534
American Express Co., 5.41% (5 yr. CMT Rate + 1.15%), 02/08/2041	1,000,000	993,790
AmFam Holdings, Inc., 2.81%, 03/11/2031 (b)	1,540,000	1,353,058
Associated Banc-Corp., 6.46% to 08/29/2029 then SOFR + 3.03%, 08/29/2030	1,151,000	1,178,295
Assurant, Inc.
3.70%, 02/22/2030	1,500,000	1,441,377
2.65%, 01/15/2032	1,000,000	875,528
Bank of America Corp.
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	1,000,000	1,006,089
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	1,900,000	1,644,007
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	2,150,000	1,911,603
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	2,000,000	2,037,332
CBRE Services, Inc., 5.95%, 08/15/2034	2,000,000	2,084,307
Charles Schwab Corp., 4.00% to 12/01/2030 then 10 yr. CMT Rate + 3.08%, Perpetual	2,000,000	1,842,651
Cincinnati Financial Corp., 6.13%, 11/01/2034	1,301,000	1,367,351
Citigroup, Inc., 3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028	500,000	494,026
CNA Financial Corp., 5.50%, 06/15/2033	2,000,000	2,033,249
Farmers Exchange Capital, 7.05%, 07/15/2028 (b)	1,650,000	1,712,388
First American Financial Corp., 5.45%, 09/30/2034	1,000,000	981,578
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035 (b)	750,000	777,192
FMR LLC, 6.45%, 11/15/2039 (b)	1,141,000	1,237,130
Fulton Financial Corp., 3.75% to 03/15/2030 then 3 mo. Term SOFR + 2.70%, 03/15/2035	3,000,000	2,754,688
Goldman Sachs Group, Inc.
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	500,000	508,651
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	2,000,000	1,774,303
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	2,500,000	2,270,082
5.50%, 09/01/2035	1,000,000	993,888
Hartford Insurance Group, Inc., 6.63%, 04/15/2042	2,300,000	2,475,206
Huntington Bancshares, Inc., 5.61% (5 yr. CMT Rate + 1.35%), 01/28/2041	2,000,000	1,953,837
JPMorgan Chase & Co.
3.65% to 06/01/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	1,000,000	996,073
4.13%, 12/15/2026	1,000,000	999,445
LPL Holdings, Inc.
6.00%, 05/20/2034	2,000,000	2,041,252
5.75%, 06/15/2035	1,000,000	997,109
M&T Bank Corp.
5.13% to 11/01/2026 then 3 mo. Term SOFR + 3.78%, Perpetual	1,000,000	992,227
5.18% to 07/08/2030 then SOFR + 1.40%, 07/08/2031	2,000,000	2,023,127
Mercury General Corp., 4.40%, 03/15/2027	4,000,000	3,973,423
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	1,700,000	1,528,549
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	750,000	645,687
Old Republic International Corp.
3.88%, 08/26/2026	790,000	789,156
5.75%, 03/28/2034	1,000,000	1,022,959
Penn Mutual Life Insurance Co., 6.65%, 06/15/2034 (b)	470,000	506,131
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.70%, 02/01/2028 (b)	500,000	507,966
6.05%, 08/01/2028 (b)	500,000	514,451
PNC Financial Services Group, Inc., 3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	2,000,000	1,962,145
Principal Financial Group, Inc., 4.35%, 05/15/2043	500,000	420,696
Protective Life Corp., 5.35%, 12/15/2035 (b)	500,000	491,821
Selective Insurance Group, Inc., 5.90%, 04/15/2035	1,500,000	1,547,152
Synchrony Financial, 5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030	1,000,000	1,016,282
US Bancorp
5.85% to 10/21/2032 then SOFR + 2.09%, 10/21/2033	2,000,000	2,103,917
2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	2,000,000	1,729,530
Wells Fargo & Co.
4.10%, 06/03/2026	1,000,000	1,000,105
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	2,000,000	2,025,876
Wintrust Financial Corp., 4.85%, 06/06/2029	3,500,000	3,418,807
		71,942,026

Health Care - 1.4%
Bristol-Myers Squibb Co., 2.35%, 11/13/2040	1,500,000	1,048,561
CVS Health Corp., 2.70%, 08/21/2040	1,500,000	1,056,908
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	1,000,000	921,268
Humana, Inc., 5.95%, 03/15/2034	1,000,000	1,019,622
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032	1,000,000	988,120
UnitedHealth Group, Inc., 6.50%, 06/15/2037	2,000,000	2,187,771
Viatris, Inc., 2.30%, 06/22/2027	1,500,000	1,454,796
		8,677,046

Industrials - 3.3%
Ashtead Capital, Inc., 5.80%, 04/15/2034 (b)	1,000,000	1,020,843
Delta Air Lines, Inc., 5.25%, 07/10/2030	3,000,000	3,021,312
Equifax, Inc., 7.00%, 07/01/2037	2,000,000	2,217,412
FedEx Corp., 4.10%, 04/15/2043	1,000,000	810,324
GATX Corp.
5.45%, 09/15/2033	1,000,000	1,016,785
6.05%, 03/15/2034	500,000	526,143
6.90%, 05/01/2034	500,000	548,642
5.50%, 06/15/2035	500,000	504,640
HNI Corp., 5.13%, 01/18/2029 (b)	1,375,000	1,316,770
Kennametal, Inc., 4.63%, 06/15/2028	1,500,000	1,506,400
Leidos Holdings, Inc., 5.95%, 12/01/2040	1,400,000	1,394,962
nVent Finance Sarl, 5.65%, 05/15/2033	1,495,000	1,535,929
Paychex, Inc., 5.60%, 04/15/2035	1,000,000	1,005,283
Resideo Funding, Inc., 6.50%, 07/15/2032 (b)	1,000,000	986,251
Textron, Inc., 4.95%, 03/15/2036	1,000,000	973,858
Toro Co., 7.80%, 06/15/2027	500,000	517,490
United Rentals North America, Inc., 3.75%, 01/15/2032	1,000,000	916,902
Verisk Analytics, Inc., 4.45%, 03/15/2031	1,000,000	983,835
		20,803,781

Information Technology - 2.9%
Analog Devices, Inc., 2.80%, 10/01/2041	1,000,000	718,525
Autodesk, Inc., 2.40%, 12/15/2031	1,000,000	877,765
Avnet, Inc.
3.00%, 05/15/2031	2,000,000	1,790,025
5.50%, 06/01/2032	1,000,000	1,012,944
Broadcom, Inc., 4.93%, 05/15/2037 (b)	1,500,000	1,456,894
Entegris, Inc., 4.75%, 04/15/2029 (b)	3,000,000	2,967,195
Fortinet, Inc., 2.20%, 03/15/2031	1,500,000	1,329,399
HP, Inc.
2.65%, 06/17/2031	1,000,000	889,605
5.50%, 01/15/2033	2,000,000	2,026,608
Micron Technology, Inc., 6.05%, 11/01/2035	500,000	539,942
Motorola Solutions, Inc., 5.50%, 09/01/2044	2,000,000	1,920,346
Oracle Corp.
4.20%, 09/27/2029	1,000,000	968,564
3.60%, 04/01/2040	3,000,000	2,178,004
		18,675,816

Materials - 2.6%
Albemarle Corp., 5.05%, 06/01/2032	850,000	853,658
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/2029	1,175,000	1,110,884
Cabot Corp.
3.40%, 09/15/2026	1,500,000	1,490,743
4.00%, 07/01/2029	1,800,000	1,780,163
Celanese US Holdings LLC, 7.20%, 11/15/2033 (c)	2,000,000	2,133,686
Eastman Chemical Co., 5.63%, 02/20/2034	1,000,000	1,014,321
HB Fuller Co., 4.25%, 10/15/2028	1,700,000	1,641,504
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (b)	486,000	466,357
3.27%, 11/15/2040 (b)	1,000,000	749,910
LYB International Finance III LLC, 6.15%, 05/15/2035	2,000,000	2,056,927
Mosaic Co., 5.45%, 11/15/2033	2,000,000	2,023,401
Westlake Corp., 5.55%, 11/15/2035	1,000,000	998,106
		16,319,660

Technology - 0.9%
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	1,000,000	983,897
Dell, Inc., 5.40%, 09/10/2040	1,000,000	966,623
Leidos, Inc., 5.50%, 07/01/2033	3,850,000	3,920,224
		5,870,744

Utilities - 3.8%
Alliant Energy Finance LLC, 3.60%, 03/01/2032 (b)	1,000,000	925,404
Ameren Corp., 5.38%, 03/15/2035	1,000,000	1,011,486
Black Hills Corp.
4.35%, 05/01/2033	1,000,000	952,239
6.15%, 05/15/2034	2,000,000	2,108,826
Duke Energy Carolinas LLC, 6.10%, 06/01/2037	1,000,000	1,058,382
Duke Energy Progress LLC, 5.70%, 04/01/2035	1,165,000	1,200,282
Great River Energy, 7.23%, 07/01/2038 (b)	706,140	791,076
Interstate Power and Light Co.
6.30%, 05/01/2034	1,000,000	1,060,090
6.25%, 07/15/2039	2,000,000	2,118,895
ITC Holdings Corp., 5.40%, 06/01/2033 (b)	1,045,000	1,062,616
Niagara Mohawk Power Corp., 4.28%, 10/01/2034 (b)	2,000,000	1,863,914
Public Service Co. of Colorado, 6.50%, 08/01/2038	2,000,000	2,190,652
Public Service Co. of Oklahoma, 5.20%, 01/15/2035	1,000,000	996,475
Southwestern Electric Power Co., 5.20%, 04/01/2036	1,275,000	1,255,057
Southwestern Public Service Co., 6.00%, 10/01/2036	1,000,000	1,030,535
Toledo Edison Co., 2.65%, 05/01/2028 (b)	416,000	395,193
Virginia Electric and Power Co.
6.35%, 11/30/2037	1,065,000	1,151,459
4.00%, 01/15/2043	1,000,000	802,441
Wisconsin Power and Light Co., 4.95%, 04/01/2033	1,000,000	1,003,878
Xcel Energy, Inc., 5.60%, 04/15/2035	1,000,000	1,017,425
		23,996,325
TOTAL CORPORATE BONDS (Cost $221,244,005)		215,760,423

U.S. TREASURY SECURITIES - 2.4%	Par	Value
United States Treasury Note/Bond
0.75%, 04/30/2026	1,000,000	997,640
1.13%, 10/31/2026	1,000,000	984,806
2.63%, 05/31/2027	3,000,000	2,959,922
1.25%, 06/30/2028	1,000,000	945,234
1.00%, 07/31/2028	1,000,000	937,793
1.25%, 09/30/2028	1,000,000	939,199
2.63%, 02/15/2029	2,000,000	1,935,195
1.38%, 11/15/2031	2,000,000	1,735,351
2.88%, 05/15/2032	2,000,000	1,871,602
4.25%, 05/15/2035	1,500,000	1,497,393
3.25%, 05/15/2042	500,000	413,184
TOTAL U.S. TREASURY SECURITIES (Cost $15,422,609)		15,217,319

MUNICIPAL BONDS - 2.2%	Par	Value
Borough of Naugatuck CT, 3.09%, 09/15/2046	1,000,000	719,330
Colorado Housing and Finance Authority, 5.14%, 05/01/2037	1,000,000	1,001,325
Crowley Independent School District, 3.01%, 08/01/2038	1,000,000	861,509
DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee, 3.02%, 02/01/2036	500,000	430,547
Desert Community College District, 2.46%, 08/01/2040	300,000	229,864
Glendale Community College District, 2.11%, 08/01/2031	650,000	585,426
Idaho Bond Bank Authority, 2.35%, 09/15/2038	500,000	395,988
Iowa Finance Authority
5.24%, 01/01/2035	500,000	510,600
5.28%, 07/01/2035	600,000	612,221
Massachusetts Development Finance Agency, 2.55%, 05/01/2040	885,000	668,670
Michigan State Housing Development Authority, 4.12%, 12/01/2030	500,000	495,943
Michigan State University, 4.50%, 08/15/2048	1,000,000	910,105
Minnesota Housing Finance Agency
5.41%, 07/01/2035	965,000	981,872
5.00%, 01/01/2036	400,000	397,687
5.05%, 07/01/2036	480,000	478,734
5.50%, 07/01/2041	500,000	501,518
North Dakota Housing Finance Agency
5.63%, 07/01/2035	300,000	311,094
5.68%, 01/01/2036	630,000	652,908
Pierre School District No 32-2, 2.04%, 08/01/2033	920,000	800,037
Redondo Beach Unified School District, 2.04%, 08/01/2034	500,000	409,603
Socorro Independent School District, 2.13%, 08/15/2031	500,000	450,396
Village of Ashwaubenon WI, 2.97%, 06/01/2040	505,000	402,963
Woodbury County Law Enforcement Center Authority, 3.09%, 06/01/2040	750,000	600,685
Worthington Independent School District No 518, 3.30%, 02/01/2039	850,000	739,109
TOTAL MUNICIPAL BONDS (Cost $15,836,641)		14,148,134

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (d)	3,619,750	3,619,750
TOTAL MONEY MARKET FUNDS (Cost $3,619,750)		3,619,750

TOTAL INVESTMENTS - 99.2% (Cost $490,024,116)		632,635,548
Other Assets in Excess of Liabilities - 0.8%		5,046,777
TOTAL NET ASSETS - 100.0%		$637,682,325

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $33,512,538 or 5.3% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Mairs & Power Balanced Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$383,889,922	$–	$–	$383,889,922
Corporate Bonds	–	215,760,423	–	215,760,423
U.S. Treasury Securities	–	15,217,319	–	15,217,319
Municipal Bonds	–	14,148,134	–	14,148,134
Money Market Funds	3,619,750	–	–	3,619,750
Total Investments	$387,509,672	$245,125,876	$–	$632,635,548

Refer to the Schedule of Investments for further disaggregation of investment categories.